Supplemental consolidated statements of income information - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Material income and expense [abstract]
Research and development expense	¥ 735,698	¥ 618,368	¥ 545,357
Advertising expense	391,131	347,709	261,391
Shipping and handling costs for finished goods	¥ 95,208	¥ 70,858	¥ 82,708